Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — 91.9%
Aerospace & Defense — 1.4%
Hexcel Corp.	32,452	$2,214,849
Auto Manufacturers — 1.5%
PACCAR, Inc.	32,944	2,411,501
Banks — 4.3%
M&T Bank Corp.	17,552	2,098,693
Wells Fargo & Co.	124,254	4,644,614
		6,743,307
Beverages — 2.6%
Constellation Brands, Inc., Class A	18,002	4,066,472
Biotechnology — 0.8%
Royalty Pharma PLC, Class A	33,608	1,210,896
Building Materials — 2.0%
Johnson Controls International PLC	51,582	3,106,268
Chemicals — 3.7%
FMC Corp.	13,014	1,589,400
Linde PLC	9,082	3,228,106
The Sherwin-Williams Co.	4,492	1,009,667
		5,827,173
Distribution & Wholesale — 1.2%
Copart, Inc.*	25,380	1,908,830
Diversified Financial Services — 3.9%
Stifel Financial Corp.	35,208	2,080,441
The Charles Schwab Corp.	78,056	4,088,573
		6,169,014
Electric — 5.3%
CMS Energy Corp.	25,626	1,572,924
Edison International	14,181	1,001,037
NextEra Energy, Inc.	56,654	4,366,890
Sempra Energy	8,982	1,357,719
		8,298,570
Food — 2.6%
The Hershey Co.	16,064	4,086,842
Healthcare Products — 8.7%
Boston Scientific Corp.*	57,407	2,872,072
GE HealthCare Technologies, Inc.*	0	0
Teleflex, Inc.	8,667	2,195,438
Thermo Fisher Scientific, Inc.	4,624	2,665,135
Waters Corp.*	9,387	2,906,497
Zimmer Biomet Holdings, Inc.	24,463	3,160,619
		13,799,761
Healthcare Services — 0.6%
Humana, Inc.	1,988	965,094
Insurance — 6.0%
American International Group, Inc.	79,271	3,992,088
Arch Capital Group Ltd.*	23,289	1,580,624
	Number of Shares	Value†

Insurance — (continued)
Reinsurance Group of America, Inc.	29,195	$3,875,928
		9,448,640
Internet — 3.1%
Alphabet, Inc., Class A*	47,400	4,916,802
Machinery — Diversified — 2.0%
Westinghouse Air Brake Technologies Corp.	31,325	3,165,705
Media — 2.8%
The Walt Disney Co.*	44,089	4,414,632
Mining — 0.6%
Alcoa Corp.	20,408	868,564
Miscellaneous Manufacturing — 1.0%
Eaton Corp. PLC	8,778	1,504,023
Oil & Gas — 6.2%
Chevron Corp.	26,395	4,306,608
ConocoPhillips	33,424	3,315,995
EOG Resources, Inc.	18,893	2,165,705
		9,788,308
Oil & Gas Services — 1.4%
Halliburton Co.	70,653	2,235,461
Packaging and Containers — 0.7%
Ball Corp.	20,182	1,112,230
Pharmaceuticals — 8.5%
AbbVie, Inc.	5,465	870,957
Bristol-Myers Squibb Co.	44,858	3,109,108
Neurocrine Biosciences, Inc.*	18,215	1,843,722
Novo Nordisk A/S, ADR	11,136	1,772,183
Sanofi, ADR	59,338	3,229,174
Zoetis, Inc.	15,254	2,538,876
		13,364,020
Retail — 5.3%
BJ's Wholesale Club Holdings, Inc.*	26,962	2,050,999
Dollar Tree, Inc.*	20,261	2,908,467
Lithia Motors, Inc.	6,726	1,539,783
Papa John's International, Inc.	25,197	1,888,011
		8,387,260
Semiconductors — 3.7%
Micron Technology, Inc.	55,693	3,360,516
Texas Instruments, Inc.	13,516	2,514,111
		5,874,627
Shipbuilding — 2.3%
Huntington Ingalls Industries, Inc.	17,514	3,625,748
Software — 3.0%
Fiserv, Inc.*	20,606	2,329,096
VMware, Inc., Class A*	19,704	2,460,045
		4,789,141

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2023 (Unaudited)
Large Core Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Telecommunications — 4.9%
Cisco Systems, Inc.	55,074	$2,878,993
T-Mobile US, Inc.*	10,659	1,543,850
Verizon Communications, Inc.	84,945	3,303,511
		7,726,354
Toys, Games & Hobbies — 1.8%
Hasbro, Inc.	54,254	2,912,897
TOTAL COMMON STOCKS (Cost $137,992,087)		144,942,989

REAL ESTATE INVESTMENT TRUSTS — 6.9%
Apartments — 3.2%
Invitation Homes, Inc.	67,842	2,118,706
Mid-America Apartment Communities, Inc.	18,924	2,858,281
		4,976,987
Healthcare — 0.9%
Healthpeak Properties, Inc.	67,290	1,478,361
Industrial — 2.3%
EastGroup Properties, Inc.	10,553	1,744,622
First Industrial Realty Trust, Inc.	34,942	1,858,914
		3,603,536
Office Property — 0.5%
Boston Properties, Inc.	16,005	866,191
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $11,738,427)		10,925,075

SHORT-TERM INVESTMENTS — 0.2%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.717%) (Cost $332,281)	332,281	332,281
TOTAL INVESTMENTS — 99.0% (Cost $150,062,795)		$156,200,345
Other Assets & Liabilities — 1.0%		1,610,393
TOTAL NET ASSETS — 100.0%		$157,810,738

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
A/S— Aktieselskab.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
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